Summary of Significant Accounting Policies: Use of Estimates (Policies)	3 Months Ended
Sep. 30, 2017
Successor
Use of Estimates

Use of Estimates

The preparation of these unaudited condensed consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.